Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

October 31, 2020

MCVK6-QTLY-1220
1.9883980.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Entertainment - 1.1%
Electronic Arts, Inc. (a)	3,335	$399,633
Media - 2.1%
Interpublic Group of Companies, Inc.	40,149	726,295

TOTAL COMMUNICATION SERVICES		1,125,928

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.5%
BorgWarner, Inc.	14,807	517,949
Household Durables - 1.4%
PulteGroup, Inc.	8,577	349,599
Whirlpool Corp.	667	123,368
		472,967
Specialty Retail - 9.9%
Best Buy Co., Inc.	17,910	1,997,858
Williams-Sonoma, Inc.	16,228	1,480,156
		3,478,014

TOTAL CONSUMER DISCRETIONARY		4,468,930

CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 0.7%
Kroger Co.	8,005	257,841
Food Products - 3.7%
Ingredion, Inc.	9,050	641,555
The J.M. Smucker Co.	5,828	653,902
		1,295,457

TOTAL CONSUMER STAPLES		1,553,298

ENERGY - 2.5%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	24,014	354,687
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	5,812	403,934
ConocoPhillips Co.	2,764	79,106
World Fuel Services Corp.	858	18,061
		501,101

TOTAL ENERGY		855,788

FINANCIALS - 13.7%
Banks - 3.7%
East West Bancorp, Inc.	13,100	477,888
M&T Bank Corp.	7,719	799,534
Signature Bank	100	8,074
		1,285,496
Capital Markets - 2.2%
Bank of New York Mellon Corp.	200	6,872
Federated Hermes, Inc. Class B (non-vtg.)	7,528	179,919
LPL Financial	100	7,993
State Street Corp.	7,737	455,709
Waddell & Reed Financial, Inc. Class A	8,031	123,276
		773,769
Consumer Finance - 3.2%
Synchrony Financial	44,927	1,124,074
Insurance - 4.2%
Allstate Corp.	858	76,148
American National Group, Inc.	95	6,536
Hartford Financial Services Group, Inc.	7,528	289,979
MetLife, Inc.	14,790	559,802
Old Republic International Corp.	30,178	491,298
Unum Group	2,859	50,490
		1,474,253
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	15,057	151,473

TOTAL FINANCIALS		4,809,065

HEALTH CARE - 6.9%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	2,478	285,317
Amgen, Inc.	1,079	234,078
United Therapeutics Corp. (a)	477	64,028
		583,423
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	1,900	130,758
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	2,033	195,310
National Healthcare Corp.	953	60,325
Premier, Inc.	5,432	177,789
Universal Health Services, Inc. Class B	4,798	525,621
		959,045
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC (a)	5,191	748,023

TOTAL HEALTH CARE		2,421,249

INDUSTRIALS - 17.3%
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	2,478	200,396
UFP Industries, Inc.	3,145	156,967
		357,363
Commercial Services & Supplies - 0.2%
Steelcase, Inc. Class A	7,052	73,623
Construction & Engineering - 1.8%
EMCOR Group, Inc.	6,004	409,413
Valmont Industries, Inc.	1,429	202,847
		612,260
Electrical Equipment - 3.3%
Acuity Brands, Inc.	5,606	499,719
Encore Wire Corp.	3,240	149,720
Hubbell, Inc. Class B	3,526	513,068
		1,162,507
Machinery - 4.5%
Allison Transmission Holdings, Inc.	18,773	678,644
Crane Co.	8,989	456,192
ITT, Inc.	4,574	276,773
Mueller Industries, Inc.	6,004	173,696
		1,585,305
Professional Services - 2.2%
Manpower, Inc.	8,075	548,050
Robert Half International, Inc.	4,384	222,225
		770,275
Road & Rail - 1.6%
Landstar System, Inc.	4,384	546,685
Trading Companies & Distributors - 2.7%
HD Supply Holdings, Inc. (a)	15,547	619,703
MSC Industrial Direct Co., Inc. Class A	4,574	318,625
		938,328

TOTAL INDUSTRIALS		6,046,346

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.3%
Juniper Networks, Inc.	5,527	108,992
Electronic Equipment & Components - 2.5%
Avnet, Inc.	5,432	134,007
Sanmina Corp. (a)	4,193	102,477
SYNNEX Corp.	4,860	639,770
		876,254
IT Services - 3.2%
Accenture PLC Class A	762	165,285
Amdocs Ltd.	16,890	952,258
		1,117,543
Semiconductors & Semiconductor Equipment - 1.1%
Cirrus Logic, Inc. (a)	5,337	367,559
Technology Hardware, Storage & Peripherals - 0.6%
Xerox Holdings Corp.	13,056	226,913

TOTAL INFORMATION TECHNOLOGY		2,697,261

MATERIALS - 7.8%
Chemicals - 2.7%
Cabot Corp.	9,053	344,105
Minerals Technologies, Inc.	1,429	78,152
NewMarket Corp.	1,429	511,139
		933,396
Metals & Mining - 4.8%
Reliance Steel & Aluminum Co.	15,513	1,690,762
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	2,954	98,073

TOTAL MATERIALS		2,722,231

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Apple Hospitality (REIT), Inc.	33,533	331,977
Equity Commonwealth	6,099	161,136
Gaming & Leisure Properties	8,148	296,180
Highwoods Properties, Inc. (SBI)	6,861	204,252
PS Business Parks, Inc.	1,239	141,283
		1,134,828
Real Estate Management & Development - 8.4%
CBRE Group, Inc. (a)	33,998	1,713,499
Jones Lang LaSalle, Inc.	10,820	1,221,145
		2,934,644

TOTAL REAL ESTATE		4,069,472

UTILITIES - 10.7%
Electric Utilities - 6.8%
Exelon Corp.	13,357	532,811
NRG Energy, Inc.	27,523	870,277
OGE Energy Corp.	31,572	971,470
		2,374,558
Gas Utilities - 0.1%
National Fuel Gas Co.	858	34,286
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp.	20,203	350,926
Multi-Utilities - 2.8%
MDU Resources Group, Inc.	41,333	982,072

TOTAL UTILITIES		3,741,842

TOTAL COMMON STOCKS
(Cost $37,054,326)		34,511,410

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.10% (b)	318,042	318,106
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	0	0
TOTAL MONEY MARKET FUNDS
(Cost $318,106)		318,106
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $37,372,432)		34,829,516
NET OTHER ASSETS (LIABILITIES) - 0.5%		191,838
NET ASSETS - 100%		$35,021,354

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,520
Fidelity Securities Lending Cash Central Fund	294
Total	$3,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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